RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Interest income	¥ 7,726	¥ 5,254	¥ 3,218
Interest expense	7,321	7,146	9,219
Guarantees	24,398	24,192
Sinopec Group Company and fellow subsidiaries, associates and joint ventures
Disclosure of transactions between related parties [line items]
Sales of goods	272,789	244,211	194,179
Purchases	192,224	165,993	118,242
Transportation and storage	7,319	7,716	1,333
Exploration and development services	23,489	21,210	27,201
Production related services	28,472	20,824	10,816
Ancillary and social services	6,664	6,653	6,584
Operating lease charges for land	7,765	8,015	10,474
Operating lease charges for buildings	521	510	449
Other operating lease charges	869	626	456
Agency commission income	113	127	129
Interest income	848	807	209
Interest expense	1,110	554	996
Net deposits (placed with)/withdrawn from related parties	6,457	(7,441)	(21,770)
Net funds (repaid to)/obtained from related parties	31,684	19,661	¥ (19,318)
Guarantees	0	0
Finance companies
Disclosure of transactions between related parties [line items]
Deposits placed with related parties	¥ 41,057	¥ 47,514